Stock Purchases Rights, Stock Options and Warrants	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Purchases Rights, Stock Options and Warrants
8.	Stock Purchases Rights, Stock Options and Warrants

The company established the Pacific DataVision 2014 Stock Plan (the “2014 Stock Plan”) to attract, retain and reward individuals who contribute to the growth and profitability of the company. This Stock Plan superseded previous stock plans although under such previous plans, 74,134 stock options were vested and outstanding as of December 31, 2014.

The company’s Board of Directors authorized and reserved 1,200,000 shares of common stock for issuance under its 2014 Stock Plan. The number of shares reserved for issuance under the 2014 Stock Plan automatically increased on January 1, 2015 and will continue to automatically increase each subsequent anniversary through January 1, 2024 by an amount equal to the smaller of 5% of the number of shares of common stock issued and outstanding on the immediately preceding December 31 or a lesser amount determined by the Board of Directors. On January 1, 2015, 623,651 shares of common stock were added to the 2014 Stock Plan and are available for future issuance.

From May 14, 2014 through December 31, 2014, the company awarded certain employees and contractors of the company 1,146,457 options to purchase shares of common stock with an exercise price of $20.00 per share. The shares have a ten year contractual life and 25% will vest on the first anniversary of grant, and the remainder will vest in three equal annual installments. Shares granted to employees are subject to vesting, future settlement conditions and other such terms as determined by the Board of Directors.

In connection with the June 2014 Private Placement, the company converted all outstanding shares of the company’s Series AA Preferred Stock into 748,722 shares of its common stock, exchanged 661,581 outstanding warrants to purchase shares of Series AA Preferred Stock into 29,809 shares of common stock, and converted the remaining options and warrants to purchase shares of the Series AA Preferred Stock into options or warrants to purchase shares of the common stock, and converted restricted stock units for shares of the company’s Series AA Preferred Stock into restricted stock units for shares of common stock.

Restricted Stock Units

Under the 2010 Stock Plan, the company issued 82,054 restricted stock units and under the 2014 Stock Plan, the company issued 1,750 restricted stock units, for shares of the company’s common stock, during the nine months ended December 31, 2014, to certain employees and contractors of the company. The company recognizes compensation expense for restricted stock units over the explicit vesting period. Vested restricted stock units are settled and issuable upon the earlier of the date the employee ceases to be an employee of the company or a date certain in the future. Stock compensation expense related to the 83,804 shares issued in the nine months ended December 31, 2014 was $1,676,080. At December 31, 2014, 128,001 restricted stock units were vested.

Stock Options

A summary of Stock Option activity for the nine months ended December 31, 2014 is as follows:

	Options	Weighted Average Exercise Price
Options outstanding at March 31, 2014	56,634	$19.38
Granted	1,146,457	20.00

Options outstanding at December 31, 2014	1,203,091	$19.96

Additional information regarding stock Options outstanding at December 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Shares Exercisable
$13.25	49,505	5.96	$13.25	48,781	$13.25
20.00	1,145,250	9.57	20.00	17,500	20.00
49.67	6,467	1.76	49.67	6,467	49.67
72.85	1,869	0.61	72.85	1,869	72.85

	1,203,091	9.33	$19.96	74,617	$19.48

The Black-Scholes option model requires weighted average assumptions to be used for calculation of the company’s stock compensation expense. The assumptions used during the three and nine months ended December 31, 2014 were: the expected life of the awards was 5 years, the risk-free interest rate was 1.66%, the expected volatility was 47.0%, and the expected dividend yield was 0.0%. There was no forfeiture rate used for the calculation.

Stock compensation expense of $1,404,202 and $4,680,802 for the three and nine months ended December 31, 2014, respectively ($19,764 and $59,292 for the three and nine months ended December 31, 2013, respectively) represents $1,676,080 in expense related to the restricted stock units issued in the nine months ended December 31, 2014 and the amortization of the fair value of options issued since fiscal year 2009. Stock compensation expense is included as part of general and administrative expense in the accompanying statement of operations. As of December 31, 2014, there was approximately $6.8 million of unrecognized compensation cost related to non-vested share options granted under the company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 3.4 years. The intrinsic value of the options outstanding and exercisable at December 31, 2014 was approximately $330,000 and $305,000, respectively.

Warrants

A summary of Warrant activity is as follows:

	Warrants	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	686,417	$30.80
Warrants converted into 29,809 shares of common stock	(661,581)
Expired	(18,797)	165.57

Warrants outstanding at December 31, 2014	6,039	$82.79

Additional information regarding Warrants outstanding at December 31, 2014 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price
$82.79	6,039	1.42	$82.79

The outstanding warrants are immediately exercisable into 6,039 shares of common stock at December 31, 2014 and expire in June 2016.

Motorola Investment

On September 15, 2014, Motorola invested $10.0 million to purchase 500,000 Class B Units of the company’s subsidiary, PDV Spectrum Holding Company, LLC (at a price equal to $20.00 per unit). The company owns 100% of the Class A Units in this subsidiary. Motorola has the right at any time to convert its 500,000 Class B Units into 500,000 shares of the company’s common stock. The company also has the right to force Motorola’s conversion into shares of its common stock on the occurrence of certain corporate events or at its election after September 15, 2016. Motorola is not entitled to any assets, profits or distributions from the operations of the subsidiary. In addition, Motorola’s conversion ratio from Class B Units to shares of the Company’s common stock is fixed on a one-for-one basis, and is not dependent on the performance or valuation of either the company or the subsidiary. The Class B Units have no redemption or call provisions and can only be converted into shares of the company’s common stock. Management has determined that this investment does not meet the criteria for temporary equity or non-controlling interest due to the limited rights that Motorola has as a holder of Class B Units, and accordingly has presented this investment as part of its permanent equity within Additional Paid-in Capital in the accompanying financial statements.

8.	Stock Purchases Rights, Stock Options and Warrants

The company established the Pacific DataVision 2010 Stock Plan (“Stock Plan”) to attract, retain and reward individuals who contribute to the growth and profitability of the company. This Stock Plan superseded previous stock plans, although under such previous plans 8,336 stock options were vested and outstanding as of March 31, 2014.

Under the Stock Plan, the board of directors of the company has authorized the issuance of up to 116,748 shares of Series AA Preferred Stock and 21,148 shares of Common Stock. The board of directors authorizes the terms and conditions of each grant, and such grant may be in the form of options and restricted stock awards and units. Options are granted at or above fair market value at the time of the grant. As of March 31, 2014 and 2013, there were 21,682 shares of Series AA Preferred Stock and 21,148 shares of Common Stock available for issuance under this Stock Plan. Shares granted to employees are subject to vesting, future settlement conditions and other such terms as determined by the board of directors.

Restricted Stock Units

44,197 shares of Series AA Preferred Stock in the form of restricted stock units have been granted under the Stock Plan and were vested as of March 31, 2014. The company recognizes compensation expense for restricted stock units over the explicit vesting period. Vested restricted stock units are settled and issuable upon the earlier of the date the employee ceases to be an employee of the company or a date certain in the future. During fiscal 2013, the company granted 301 shares of restricted stock units to one employee which vested at grant. Stock compensation expense related to the 301 shares issued in fiscal 2013 was not material. There were no restricted stock units issued during fiscal 2014.

Stock Options

A summary of Stock Option activity for 2014 and 2013 is as follows:

	Options	Weighted Average Exercise Price
Options outstanding at March 31, 2012	57,041	$19.71
Issued, cancelled or expired	—

Options outstanding at March 31, 2013	57,041	19.71
Cancelled or expired	(407)	66.23

Options outstanding at March 31, 2014	56,634	$19.38

Additional information regarding Options outstanding at March 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Shares Exercisable
$13.25	48,298	6.68	$13.25	39,151	$13.25
49.67	6,467	2.51	49.67	6,467	49.67
72.85	1,869	1.36	72.85	1,869	72.85

	56,634	6.04	$19.38	47,487	$20.56

Stock compensation expense of $79,057 and $82,438 and 2014 and 2013, respectively, represents the amortization of the fair value of options issued between fiscal year 2009 and 2011. As of March 31, 2014, there was $79,057 of unrecognized compensation cost related to non-vested stock options granted under the Stock Plan. The cost is expected to be recognized over a weighted-average period of one year. The intrinsic value of the options outstanding and exercisable at March 31, 2014 and 2013 amounted to $326,012 and $264,269, respectively.

Warrants

A summary of Warrant activity is as follows:

	Warrants	Weighted Average Exercise Price
Warrants outstanding at March 31, 2012	695,477	$31.47
Issued, cancelled or expired	(4,530)

Warrants outstanding at March 31, 2013	690,947	31.14
Issued, cancelled or expired	(4,530)

Warrants outstanding at March 31, 2014	686,417	$30.80

The warrants outstanding at March 31, 2014 do not include 153,551 shares of contingently issuable warrants to purchase preferred stock at $13.25 per share as described in Note 6.

Additional information regarding Warrants outstanding at March 31, 2014 is as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price
$26.49	661,581	1.75	$26.49
82.79	6,039	2.17	82.79
165.57	18,797	0.35	165.57

	686,417	1.71	$30.80

The exercise price of the 661,581 warrants above escalates up to $29.80 per share through the expiration date.

The outstanding warrants that are immediately exercisable into common or preferred stock amounted to 686,417 and 690,947 shares at March 31, 2014 and 2013, respectively, and expire on various dates through January 2016.